FAIR VALUE MEASUREMENTS AND FINANCIAL INSTRUMENTS - SCHEDULES OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets:
Marketable securities	$ 11,622	$ 11,622	$ 0
Liabilities:
Contingent consideration arrangements		(27,400)	(300)	$ (40,800)
Fair Value on a Recurring Basis
Assets:
Total	15,663	15,271	77,872
Liabilities:
Contingent consideration arrangements	(32,167)	(28,993)	(20,615)
Fair Value on a Recurring Basis | Money market funds
Assets:
Cash equivalents	4,041	3,649	57,057
Fair Value on a Recurring Basis | Equity security
Assets:
Marketable securities	11,622	11,622
Fair Value on a Recurring Basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1)
Assets:
Total	15,663	15,271	64,467
Liabilities:
Contingent consideration arrangements	0	0	0
Fair Value on a Recurring Basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Money market funds
Assets:
Cash equivalents	4,041	3,649	57,057
Fair Value on a Recurring Basis | Quoted Market Prices in Active Markets for Identical Assets (Level 1) | Equity security
Assets:
Marketable securities	11,622	11,622
Fair Value on a Recurring Basis | Significant Other Observable Inputs (Level 2)
Assets:
Total	0	0	13,405
Liabilities:
Contingent consideration arrangements	0	0	0
Fair Value on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Money market funds
Assets:
Cash equivalents	0	0	0
Fair Value on a Recurring Basis | Significant Other Observable Inputs (Level 2) | Equity security
Assets:
Marketable securities	0	0
Fair Value on a Recurring Basis | Significant Unobservable Inputs (Level 3)
Assets:
Total	0	0	0
Liabilities:
Contingent consideration arrangements	(32,167)	(28,993)	(20,615)
Fair Value on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Money market funds
Assets:
Cash equivalents	0	0	$ 0
Fair Value on a Recurring Basis | Significant Unobservable Inputs (Level 3) | Equity security
Assets:
Marketable securities	$ 0	$ 0